ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Holsun [Member]
Schedule of total purchase consideration

The following table summarizes the allocation of the purchase price for this 2012 acquisition, which was adjusted in 2013 due to new information becoming available. The adjustments of fair value of indemnification asset and intangible assets with definite lives resulted in the corresponding adjustment of goodwill.

Fair value
RMB
Indemnification asset	371,000
Intangible assets with definite lives	9,480,000
Goodwill	16,720,334
Total purchase consideration	26,571,334

Schedule of intangible assets from acquisition

The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the Holsun acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	6,580,000	3 years
Customer list	2,900,000	5 years
Intangible assets with definite lives	9,480,000

2013 Acquired Company [Member]
Schedule of total purchase consideration

The following table summarizes the allocation of the purchase price for the acquisition.

Fair value
RMB
Net assets	(2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired (a)	3,630,588

Purchase consideration to original shareholders (b)	5,000,000
Noncontrolling interest (c)	16,734,018
Goodwill (b+c-a)	18,103,430

Schedule of intangible assets from acquisition

The fair value of intangible assets was measured by income approach and the major components of intangible assets associated with the 2013 Acquired Company acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	3,076,912	5 years
Self-developed software	4,828,942	3 years
Intangible assets with definite lives	7,905,854